Business acquisitions and development projects - Acquisition of Park Water System (Details) - CAD CAD in Thousands	Dec. 31, 2016	Jan. 08, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill (note 6)	CAD 306,641		CAD 110,493	CAD 92,328
Park Water Company
Business Acquisition [Line Items]
Working capital		CAD 2,045
Property, plant and equipment		345,254
Notes receivable		1,781
Goodwill (note 6)		210,463
Regulatory assets		54,548
Other assets		185
Long-term debt		(146,727)
Regulatory liabilities		(3,758)
Pension and OPEB		(18,747)
Deferred income tax liability, net		(51,795)
Pension and OPEB		(40,172)
Total net assets acquired		CAD 353,077